Financial Instruments Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 08, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 12,300		$ 12,300				$ 0
Cash, cash equivalents, restricted cash and restricted cash equivalents	322,883	$ 545,026	322,883	$ 545,026			505,639		$ 552,174
Interest rate swap agreements – liabilities	(56,172)		(56,172)				(56,352)
Cross currency interest swap agreements – liabilities	(101)		(101)
Derivative Liability, Current	28,481		28,481				12,205
Other
Loans to equity-accounted investees and joint venture partners - Current	93,924		93,924				169,197
Short-term Debt	15,000		15,000				0
Long-term debt	(2,843,325)		(2,843,325)				(3,319,523)
Obligations related to finance leases, including current portion (note 6)	(1,826,732)		(1,826,732)				(1,673,845)
Accrued liabilities, fair value disclosure	2,600		2,600				3,200
Recurring | Level 3 | Stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	24,584	6,206	26,900	4,522
Unrealized gain included in earnings	(25,559)	0	(25,559)	0
Stock purchase warrants	0	$ 35,271	0	$ 35,271		$ 14,342	12,026	$ 29,065	$ 30,749
Carrying Amount Asset (Liability)
Other
Loans to equity-accounted investees and joint venture partners - Current	93,924		93,924				169,197
Line of Credit, Amount Extended	62,196		62,196				62,207
Carrying Amount Asset (Liability) | Level 1 | Public
Other
Long-term debt	(627,981)		(627,981)				(856,986)
Carrying Amount Asset (Liability) | Level 2 | Public
Other
Short-term Debt	15,000		15,000				0
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,215,344)		(2,215,344)				(2,462,537)
Obligations related to finance leases, including current portion (note 6)	(1,826,732)		(1,826,732)				(1,673,845)
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	322,883		322,883				505,639
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,896		1,896				9,640
Interest rate swap agreements – liabilities	(56,663)		(56,663)				(43,175)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(31,006)		(31,006)				(29,122)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and Foreign currency contracts	(101)		(101)				0
Carrying Amount Asset (Liability) | Recurring | Level 2 | Freight forward agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	61		61
Derivative Liability, Current							(57)
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	0		0				12,026
Fair Value Asset (Liability) | Level 1 | Public
Other
Long-term debt	(658,046)		(658,046)				(851,470)
Fair Value Asset (Liability) | Level 2 | Public
Other
Short-term Debt, Fair Value	15,000		15,000				0
Fair Value Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,168,252)		(2,168,252)				(2,395,300)
Obligations related to finance leases, including current portion (note 6)	(1,872,238)		(1,872,238)				(1,652,345)
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	322,883		322,883				505,639
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,896		1,896				9,640
Interest rate swap agreements – liabilities	(56,663)		(56,663)				(43,175)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(31,006)		(31,006)				(29,122)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and Foreign currency contracts	(101)		(101)				0
Fair Value Asset (Liability) | Recurring | Level 2 | Freight forward agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	61		61
Derivative Liability, Current							(57)
Fair Value Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	$ 0		$ 0				$ 12,026
Measurement Input, Discount Rate | Royal Dutch Shell Plc [Member] | Supply Commitment
Other
Receivable measurement input							0.080
Teekay Offshore [Member]
Other
Loans to equity-accounted investees and joint venture partners - Current					$ 25,000
Line of Credit, Amount Extended					$ 25,000